KANSAS MUNICIPALS PORTFOLIO AS OF JULY 31, 2001

PORTFOLIO OF INVESTMENTS (UNAUDITED)

TAX-EXEMPT INVESTMENTS -- 97.6%

PRINCIPAL AMOUNT
(000'S OMITTED)    SECURITY                                  VALUE
------------------------------------------------------------------------
Escrowed / Prerefunded -- 5.5%
------------------------------------------------------------------------
     $   65        Kansas City, Utility System, (FGIC),
                   Prerefunded to 9/01/04, 6.375%, 9/1/23    $    72,241
        415        Labette County, SFMR, Escrowed to
                   Maturity, 0.00%, 12/1/14                      217,634
      1,000        Saline County, SFMR, Escrowed to
                   Maturity, 0.00%, 12/1/15                      493,390
------------------------------------------------------------------------
                                                             $   783,265
------------------------------------------------------------------------
General Obligations -- 5.1%
------------------------------------------------------------------------
     $  500        Johnson County, Unified School
                   District #229, 5.00%, 10/1/16             $   503,610
        500        Puerto Rico, 0.00%, 7/1/18                    213,085
------------------------------------------------------------------------
                                                             $   716,695
------------------------------------------------------------------------
Hospital -- 8.8%
------------------------------------------------------------------------
     $  225        Atchison, (Atchison Hospital Assn.),
                   5.70%, 11/15/18                           $   186,471
        250        Lawrence, (Lawrence Memorial Hospital),
                   6.20%, 7/1/19                                 254,582
        300        Newton, (Newton Healthcare Corp.),
                   5.75%, 11/15/24                               264,036
        500        Wichita, (Christi Health Systems, Inc.),
                   6.25%, 11/15/24                               531,780
------------------------------------------------------------------------
                                                             $ 1,236,869
------------------------------------------------------------------------
Housing -- 11.4%
------------------------------------------------------------------------
     $   50        Kansas City, Mortgage Revenue, (GNMA),
                   (AMT), 5.30%, 5/1/07                      $    50,760
         65        Kansas City, Mortgage Revenue, (GNMA),
                   (AMT), 5.30%, 11/1/07                          66,045
        205        Kansas City, Mortgage Revenue, (GNMA),
                   (AMT), 7.00%, 12/1/11                         210,299
        215        Kansas City, Multifamily, (Rainbow
                   Towers), (FHA), 6.70%, 7/1/23                 216,112
        100        Kansas Development Finance Authority,
                   (FHA), (Martin Creek), 6.60%, 8/1/34          102,565
         50        Olathe and Labette County, SFMR, (GNMA),
                   (AMT), 8.10%, 8/1/23                           54,368
         85        Olathe, Mortgage Revenue, (GNMA), (AMT),
                   7.60%, 3/1/07                                  87,072
        250        Olathe, Multifamily, (Deerfield Apts.),
                   (FNMA), 6.45%, 6/1/19                         260,517
        200        Puerto Rico Housing Finance Corp.,
                   7.50%, 4/1/22                                 208,042
PRINCIPAL AMOUNT
(000'S OMITTED)    SECURITY                                  VALUE
------------------------------------------------------------------------

Housing (continued)
------------------------------------------------------------------------
     $  110        Sedgwick and Shawnee Counties, SFMR,
                   (GNMA), 7.75%, 11/1/24                    $   120,680
        195        Sedgwick County, SFMR, (GNMA),
                   8.00%, 5/1/25                                 212,468
         20        Sedgwick County, SFMR, (GNMA),
                   8.20%, 5/1/14                                  21,595
------------------------------------------------------------------------
                                                             $ 1,610,523
------------------------------------------------------------------------
Insured-Education -- 4.6%
------------------------------------------------------------------------
     $  100        Kansas Development Finance Authority,
                   (Kansas Board of Regents), (AMBAC),
                   5.00%, 4/1/14                             $   104,437
        500        Washburn University, Topeka, (Living
                   Learning Center), (AMBAC),
                   6.125%, 7/1/29                                541,985
------------------------------------------------------------------------
                                                             $   646,422
------------------------------------------------------------------------
Insured-Electric Utilities -- 7.1%
------------------------------------------------------------------------
     $  345        Burlington, PCR, (Kansas Gas & Electric
                   Co.), (MBIA), 7.00%, 6/1/31               $   352,952
        150        Puerto Rico Electric Power Authority,
                   (FSA), 5.25%, 7/1/29                          152,957
        375        Puerto Rico Electric Power Authority,
                   (FSA), Variable Rate, 7/1/29(1)(2)            389,779
        100        Puerto Rico Electric Power Authority,
                   STRIPES, (FSA), Variable Rate, 7/1/02(1)      103,500
------------------------------------------------------------------------
                                                             $   999,188
------------------------------------------------------------------------
Insured-General Obligations -- 18.4%
------------------------------------------------------------------------
     $  250        Butler and Sedgwick County, Unified
                   School District #385, (FGIC),
                   5.00%, 9/1/19                             $   250,805
        250        Butler and Sedgwick County, Unified
                   School District #385, (FSA),
                   5.40%, 9/1/18                                 259,347
        200        Johnson County, Unified School
                   District #231, (FGIC), 6.00%, 10/1/16         229,016
        250        Johnson County, Unified School
                   District #232, (FSA), 4.75%, 9/1/19           243,915
        300        Johnson County, Unified School
                   District #233, (FGIC), 5.50%, 9/1/17          327,396
        250        Johnson County, Unified School
                   District #233, (FSA), 5.05%, 11/15/21         248,255
        500        Sedgwick County, Unified School
                   District #267, (AMBAC), 5.00%, 11/1/19        501,135
        250        Sedgwick County, Unified School
                   District #267, (AMBAC), 6.15%, 11/1/09        277,658
        230        Sedgwick County, Unified School
                   District #267, (AMBAC), 6.15%, 11/1/10        255,445
------------------------------------------------------------------------
                                                             $ 2,592,972
------------------------------------------------------------------------

                       SEE NOTES TO FINANCIAL STATEMENTS

KANSAS MUNICIPALS PORTFOLIO AS OF JULY 31, 2001

PORTFOLIO OF INVESTMENTS (UNAUDITED) CONT'D

PRINCIPAL AMOUNT
(000'S OMITTED)    SECURITY                                  VALUE
------------------------------------------------------------------------
Insured-Hospital -- 18.9%
------------------------------------------------------------------------
     $  250        Kansas Development Finance Authority,
                   (Hays Medical Center, Inc.), (MBIA),
                   5.50%, 11/15/22                           $   256,315
        500        Kansas Development Finance Authority,
                   (Sisters Of Charity - Leavenworth),
                   (MBIA), 5.00%, 12/1/25                        491,330
        500        Kansas Development Finance Authority,
                   (St. Luke's/ Shawnee Mission), (MBIA),
                   5.375%, 11/15/26                              507,785
        500        Kansas Development Finance Authority,
                   (Stormont Vail Healthcare) (MBIA),
                   5.80%, 11/15/11                               552,640
        600        Kansas Development Finance Authority,
                   (Stormont-Vail Healthcare), (MBIA),
                   5.375%, 11/15/24                              610,866
        250        Manhattan Hospital, (Mercy Health
                   Center), (FSA), 5.20%, 8/15/26                250,440
------------------------------------------------------------------------
                                                             $ 2,669,376
------------------------------------------------------------------------
Insured-Housing -- 0.7%
------------------------------------------------------------------------
     $  100        Puerto Rico Housing Finance Corp.,
                   (AMBAC), 7.50%, 10/1/11                   $   100,267
------------------------------------------------------------------------
                                                             $   100,267
------------------------------------------------------------------------
Insured-Lease Revenue -- 1.9%
------------------------------------------------------------------------
     $  250        Kansas Development Finance Authority,
                   (7th and Harrison Project), (AMBAC),
                   5.75%, 12/1/27                            $   265,010
------------------------------------------------------------------------
                                                             $   265,010
------------------------------------------------------------------------
Insured-Special Tax Revenue -- 1.2%
------------------------------------------------------------------------
     $  175        Puerto Rico Infrastructure Financing
                   Authority, (AMBAC), Variable Rate,
                   7/1/28(3)                                 $   173,285
------------------------------------------------------------------------
                                                             $   173,285
------------------------------------------------------------------------
Insured-Utilities -- 4.3%
------------------------------------------------------------------------
     $  135        Kansas City, Utility System, (FGIC),
                   6.375%, 9/1/23                            $   146,688
        250        Pratt, Electric System, (AMBAC),
                   5.25%, 5/1/18                                 255,523
        200        Wellington Electric, Waterworks, and
                   Sewer Utilities System, (AMBAC),
                   5.20%, 5/1/23                                 201,920
------------------------------------------------------------------------
                                                             $   604,131
------------------------------------------------------------------------
Insured-Water and Sewer -- 4.3%
------------------------------------------------------------------------
     $  400        Wyandotte County & Kansas City Unified
                   Government Utility System, (MBIA),
                   4.50%, 9/1/28                             $   357,572
        250        Wyandotte County & Kansas City Unified
                   Government Utility System, (MBIA),
                   5.00%, 5/1/21                                 249,825
------------------------------------------------------------------------
                                                             $   607,397
------------------------------------------------------------------------
PRINCIPAL AMOUNT
(000'S OMITTED)    SECURITY                                  VALUE
------------------------------------------------------------------------
Nursing Home -- 1.8%
------------------------------------------------------------------------
     $  250        Sedgwick County, Health Care Facility,
                   (Catholic Care Center, Inc.),
                   5.875%, 11/15/31                          $   253,855
------------------------------------------------------------------------
                                                             $   253,855
------------------------------------------------------------------------
Transportation -- 3.6%
------------------------------------------------------------------------
     $  300        Kansas Highway Transportation
                   Department, 5.25%, 9/1/19                 $   307,227
        200        Puerto Rico Highway and Transportation
                   Authority, 5.00%, 7/1/22                      199,862
------------------------------------------------------------------------
                                                             $   507,089
------------------------------------------------------------------------
Total Tax-Exempt Investments -- 97.6%
   (identified cost $13,300,994)                             $13,766,344
------------------------------------------------------------------------
Other Assets, Less Liabilities -- 2.4%                       $   342,968
------------------------------------------------------------------------
Net Assets -- 100.0%                                         $14,109,312
------------------------------------------------------------------------

 AMT - Interest earned from these securities may be considered a tax preference item for purposes of the Federal Alternative Minimum Tax.

 The Portfolio invests primarily in debt securities issued by Kansas municipalities. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. In order to reduce the risk associated with such economic developments, at July 31, 2001, 63.4% of the securities in the portfolio of investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage insured by financial institutions ranged from 7.5% to 24.5% of total investments.
 (1)  Security has been issued as an inverse floater bond.
 (2) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.
 (3)  Security has been issued as a leveraged inverse floater bond.

                       SEE NOTES TO FINANCIAL STATEMENTS

EATON VANCE MUNICIPALS PORTFOLIOS AS OF JULY 31, 2001

FINANCIAL STATEMENTS (UNAUDITED)

STATEMENTS OF ASSETS AND LIABILITIES

AS OF JULY 31, 2001

                                FLORIDA INSURED PORTFOLIO  HAWAII PORTFOLIO  KANSAS PORTFOLIO
---------------------------------------------------------------------------------------------
Assets
---------------------------------------------------------------------------------------------
Investments --
   Identified cost                     $26,680,821           $16,345,287       $13,300,994
   Unrealized appreciation               1,711,798               893,272           465,350
---------------------------------------------------------------------------------------------
INVESTMENTS, AT VALUE                  $28,392,619           $17,238,559       $13,766,344
---------------------------------------------------------------------------------------------
Cash                                   $    22,845           $    53,567       $   293,016
Receivable for investments
   sold                                         --                    --            25,499
Receivable from the Investment
   Adviser                                      --                    --               910
Interest receivable                        429,215               154,065           173,612
Prepaid expenses                               159                 7,300             9,079
---------------------------------------------------------------------------------------------
TOTAL ASSETS                           $28,844,838           $17,453,491       $14,268,460
---------------------------------------------------------------------------------------------

Liabilities
---------------------------------------------------------------------------------------------
Payable for investments
   purchased                           $        --           $        --       $   153,613
Payable for daily variation
   margin on open financial
   futures contracts                         2,812                 5,906                --
Payable to affiliate for
   Trustees' fees                              524                    53                53
Accrued expenses                            16,109                 7,405             5,482
---------------------------------------------------------------------------------------------
TOTAL LIABILITIES                      $    19,445           $    13,364       $   159,148
---------------------------------------------------------------------------------------------
NET ASSETS APPLICABLE TO
   INVESTORS' INTEREST IN
   PORTFOLIO                           $28,825,393           $17,440,127       $14,109,312
---------------------------------------------------------------------------------------------

Sources of Net Assets
---------------------------------------------------------------------------------------------
Net proceeds from capital
   contributions and
   withdrawals                         $27,150,685           $16,642,026       $13,643,962
Net unrealized appreciation
   (computed on the basis of
   identified cost)                      1,674,708               798,101           465,350
---------------------------------------------------------------------------------------------
TOTAL                                  $28,825,393           $17,440,127       $14,109,312
---------------------------------------------------------------------------------------------

                       SEE NOTES TO FINANCIAL STATEMENTS

EATON VANCE MUNICIPALS PORTFOLIOS AS OF JULY 31, 2001

FINANCIAL STATEMENTS (UNAUDITED) CONT'D

STATEMENTS OF OPERATIONS

FOR THE SIX MONTHS ENDED JULY 31, 2001

                                FLORIDA INSURED PORTFOLIO  HAWAII PORTFOLIO  KANSAS PORTFOLIO
---------------------------------------------------------------------------------------------
Investment Income
---------------------------------------------------------------------------------------------
Interest                               $  768,660              $504,854          $358,973
---------------------------------------------------------------------------------------------
TOTAL INVESTMENT INCOME                $  768,660              $504,854          $358,973
---------------------------------------------------------------------------------------------

Expenses
---------------------------------------------------------------------------------------------
Investment adviser fee                 $   27,208              $ 13,930          $ 10,697
Trustees fees and expenses                  1,501                    86                86
Legal and accounting services               9,240                10,000             7,398
Custodian fee                              10,860                 8,201             8,531
Miscellaneous                               4,953                 4,922             4,759
---------------------------------------------------------------------------------------------
TOTAL EXPENSES                         $   53,762              $ 37,139          $ 31,471
---------------------------------------------------------------------------------------------
Deduct --
   Reduction of custodian fee          $    6,965              $  3,802          $  3,403
   Preliminary allocation of
      expenses to the
      Investment Adviser                       --                    --               910
   Preliminary reduction of
      investment adviser fee                   --                    --             3,638
---------------------------------------------------------------------------------------------
TOTAL EXPENSE REDUCTIONS               $    6,965              $  3,802          $  7,951
---------------------------------------------------------------------------------------------

NET EXPENSES                           $   46,797              $ 33,337          $ 23,520
---------------------------------------------------------------------------------------------

NET INVESTMENT INCOME                  $  721,863              $471,517          $335,453
---------------------------------------------------------------------------------------------

Realized and Unrealized Gain (Loss)
---------------------------------------------------------------------------------------------
Net realized gain (loss) --
   Investment transactions
      (identified cost basis)          $   (3,132)             $129,241          $  5,955
   Financial futures contracts             40,658                38,016                --
---------------------------------------------------------------------------------------------
NET REALIZED GAIN                      $   37,526              $167,257          $  5,955
---------------------------------------------------------------------------------------------
Change in unrealized
   appreciation (depreciation)
   --
   Investments (identified
      cost basis)                      $  308,831              $147,919          $163,846
   Financial futures contracts            (41,554)              (94,580)               --
---------------------------------------------------------------------------------------------
NET CHANGE IN UNREALIZED
   APPRECIATION (DEPRECIATION)         $  267,277              $ 53,339          $163,846
---------------------------------------------------------------------------------------------

NET REALIZED AND UNREALIZED
   GAIN                                $  304,803              $220,596          $169,801
---------------------------------------------------------------------------------------------

NET INCREASE IN NET ASSETS
   FROM OPERATIONS                     $1,026,666              $692,113          $505,254
---------------------------------------------------------------------------------------------

                       SEE NOTES TO FINANCIAL STATEMENTS

EATON VANCE MUNICIPALS PORTFOLIOS AS OF JULY 31, 2001

FINANCIAL STATEMENTS (UNAUDITED) CONT'D

STATEMENTS OF CHANGES IN NET ASSETS

FOR THE SIX MONTHS ENDED JULY 31, 2001

INCREASE (DECREASE) IN NET ASSETS  FLORIDA INSURED PORTFOLIO  HAWAII PORTFOLIO  KANSAS PORTFOLIO
------------------------------------------------------------------------------------------------
From operations --
   Net investment income                  $   721,863           $   471,517       $   335,453
   Net realized gain                           37,526               167,257             5,955
   Net change in unrealized
      appreciation (depreciation)             267,277                53,339           163,846
------------------------------------------------------------------------------------------------
NET INCREASE IN NET ASSETS FROM
   OPERATIONS                             $ 1,026,666           $   692,113       $   505,254
------------------------------------------------------------------------------------------------
Capital transactions --
   Contributions                          $ 5,229,225           $   686,087       $ 1,979,821
   Withdrawals                             (2,969,484)           (2,823,264)         (798,370)
------------------------------------------------------------------------------------------------
NET INCREASE (DECREASE) IN NET
   ASSETS FROM CAPITAL
   TRANSACTIONS                           $ 2,259,741           $(2,137,177)      $ 1,181,451
------------------------------------------------------------------------------------------------

NET INCREASE (DECREASE) IN NET
   ASSETS                                 $ 3,286,407           $(1,445,064)      $ 1,686,705
------------------------------------------------------------------------------------------------

Net Assets
------------------------------------------------------------------------------------------------
At beginning of period                    $25,538,986           $18,885,191       $12,422,607
------------------------------------------------------------------------------------------------
AT END OF PERIOD                          $28,825,393           $17,440,127       $14,109,312
------------------------------------------------------------------------------------------------

                       SEE NOTES TO FINANCIAL STATEMENTS

EATON VANCE MUNICIPALS PORTFOLIOS AS OF JULY 31, 2001

FINANCIAL STATEMENTS CONT'D

STATEMENTS OF CHANGES IN NET ASSETS

FOR THE YEAR ENDED JANUARY 31, 2001

INCREASE (DECREASE) IN NET ASSETS  FLORIDA INSURED PORTFOLIO  HAWAII PORTFOLIO  KANSAS PORTFOLIO
------------------------------------------------------------------------------------------------
From operations --
   Net investment income                  $ 1,360,901           $   983,724       $   662,814
   Net realized loss                         (371,579)             (235,010)          (46,833)
   Net change in unrealized
      appreciation (depreciation)           2,981,783             1,954,198         1,247,288
------------------------------------------------------------------------------------------------
NET INCREASE IN NET ASSETS FROM
   OPERATIONS                             $ 3,971,105           $ 2,702,912       $ 1,863,269
------------------------------------------------------------------------------------------------
Capital transactions --
   Contributions                          $ 2,895,374           $ 1,171,840       $ 1,088,905
   Withdrawals                             (7,087,717)           (2,082,971)       (2,729,455)
------------------------------------------------------------------------------------------------
NET DECREASE IN NET ASSETS FROM
   CAPITAL TRANSACTIONS                   $(4,192,343)          $  (911,131)      $(1,640,550)
------------------------------------------------------------------------------------------------

NET INCREASE (DECREASE) IN NET
   ASSETS                                 $  (221,238)          $ 1,791,781       $   222,719
------------------------------------------------------------------------------------------------

Net Assets
------------------------------------------------------------------------------------------------
At beginning of year                      $25,760,224           $17,093,410       $12,199,888
------------------------------------------------------------------------------------------------
AT END OF YEAR                            $25,538,986           $18,885,191       $12,422,607
------------------------------------------------------------------------------------------------

                       SEE NOTES TO FINANCIAL STATEMENTS

EATON VANCE MUNICIPALS PORTFOLIOS AS OF JULY 31, 2001

FINANCIAL STATEMENTS CONT'D

SUPPLEMENTARY DATA

                                                           FLORIDA INSURED PORTFOLIO
                                  ----------------------------------------------------------------------------
                                  SIX MONTHS ENDED                     YEAR ENDED JANUARY 31,
                                  JULY 31, 2001       --------------------------------------------------------
                                  (UNAUDITED)(1)        2001        2000        1999        1998        1997
--------------------------------------------------------------------------------------------------------------
Ratios/Supplemental Data+
--------------------------------------------------------------------------------------------------------------
Ratios (As a percentage of
   average daily net assets):
   Net expenses                          0.39%(2)        0.47%       0.38%       0.18%       0.07%       0.09%
   Net expenses after
      custodian fee reduction            0.34%(2)        0.43%       0.34%       0.11%       0.00%       0.02%
   Net investment income                 5.29%(2)        5.34%       5.32%       5.21%       5.63%       5.76%
Portfolio Turnover                         12%              8%         34%          9%         34%         36%
--------------------------------------------------------------------------------------------------------------
NET ASSETS, END OF PERIOD
   (000'S OMITTED)                    $28,825         $25,539     $25,760     $28,140     $24,850     $24,204
--------------------------------------------------------------------------------------------------------------
+  The operating expenses of the Portfolio may reflect a reduction of the investment adviser fee, an allocation of expenses to the Investment Adviser, or both. Had such actions not been taken, the ratios would have been as follows:
Ratios (As a percentage of
   average daily net assets):
   Expenses                                                                      0.30%       0.48%       0.39%
   Expenses after custodian
      fee reduction                                                              0.23%       0.41%       0.32%
   Net investment income                                                         5.09%       5.22%       5.46%
--------------------------------------------------------------------------------------------------------------

 (1) The Portfolio has adopted the provisions of the revised AICPA Audit and Accounting Guide for Investment Companies and began using the interest method to amortize premiums on fixed-income securities. The effect of this change for the six months ended July 31, 2001 was to increase the ratio of net investment income to average net assets from 5.26% to 5.29%. Ratios for the periods prior to February 1, 2001 have not been restated to reflect this change in presentation.
 (2)  Annualized.

                       SEE NOTES TO FINANCIAL STATEMENTS

EATON VANCE MUNICIPALS PORTFOLIOS AS OF JULY 31, 2001

FINANCIAL STATEMENTS CONT'D

SUPPLEMENTARY DATA

                                                                HAWAII PORTFOLIO
                                  ----------------------------------------------------------------------------
                                  SIX MONTHS ENDED                     YEAR ENDED JANUARY 31,
                                  JULY 31, 2001       --------------------------------------------------------
                                  (UNAUDITED)(1)        2001        2000        1999        1998        1997
--------------------------------------------------------------------------------------------------------------
Ratios/Supplemental Data+
--------------------------------------------------------------------------------------------------------------
Ratios (As a percentage of
   average daily net assets):
   Net expenses                          0.42%(2)        0.35%       0.02%       0.04%       0.03%       0.04%
   Net expenses after
      custodian fee reduction            0.38%(2)        0.28%       0.00%       0.00%       0.00%       0.00%
   Net investment income                 5.33%(2)        5.53%       5.67%       5.39%       5.70%       5.96%
Portfolio Turnover                         15%             13%         20%         29%         27%         21%
--------------------------------------------------------------------------------------------------------------
NET ASSETS, END OF PERIOD
   (000'S OMITTED)                    $17,440         $18,885     $17,093     $20,390     $19,864     $16,014
--------------------------------------------------------------------------------------------------------------
+  The operating expenses of the Portfolio may reflect a reduction of the investment adviser fee, an allocation of expenses to the Investment Adviser, or both. Had such actions not been taken, the ratios would have been as follows:
Ratios (As a percentage of
   average daily net assets):
   Expenses                                              0.40%       0.38%       0.28%       0.46%       0.43%
   Expenses after custodian
      fee reduction                                      0.33%       0.36%       0.24%       0.43%       0.39%
   Net investment income                                 5.48%       5.31%       5.15%       5.27%       5.57%
--------------------------------------------------------------------------------------------------------------

 (1) The Portfolio has adopted the provisions of the revised AICPA Audit and Accounting Guide for Investment Companies and began using the interest method to amortize premiums on fixed-income securities. The effect of this change for the six months ended July 31, 2001 was to increase the ratio of net investment income to average net assets from 5.30% to 5.33%. Ratios for the periods prior to February 1, 2001 have not been restated to reflect this change in presentation.
 (2)  Annualized.

                       SEE NOTES TO FINANCIAL STATEMENTS

EATON VANCE MUNICIPALS PORTFOLIOS AS OF JULY 31, 2001

FINANCIAL STATEMENTS CONT'D

SUPPLEMENTARY DATA

                                                                KANSAS PORTFOLIO
                                  ----------------------------------------------------------------------------
                                  SIX MONTHS ENDED                     YEAR ENDED JANUARY 31,
                                  JULY 31, 2001       --------------------------------------------------------
                                  (UNAUDITED)(1)        2001        2000        1999        1998        1997
--------------------------------------------------------------------------------------------------------------
Ratios/Supplemental Data+
--------------------------------------------------------------------------------------------------------------
Ratios (As a percentage of
   average daily net assets):
   Net expenses                          0.41%(2)        0.23%       0.05%       0.06%       0.05%       0.08%
   Net expenses after
      custodian fee reduction            0.36%(2)        0.22%       0.00%       0.00%       0.00%       0.00%
   Net investment income                 5.15%(2)        5.55%       5.59%       5.34%       5.79%       5.91%
Portfolio Turnover                         10%              7%         24%         33%         17%         49%
--------------------------------------------------------------------------------------------------------------
NET ASSETS, END OF PERIOD
   (000'S OMITTED)                    $14,109         $12,423     $12,200     $12,881     $11,419     $11,736
--------------------------------------------------------------------------------------------------------------
+  The operating expenses of the Portfolio may reflect a reduction of the investment adviser fee, an allocation of expenses to the Investment Adviser, or both. Had such actions not been taken, the ratios would have been as follows:
Ratios (As a percentage of
   average daily net assets):
   Expenses                              0.48%(2)        0.47%       0.49%       0.36%       0.57%       0.48%
   Expenses after custodian
      fee reduction                      0.43%(2)        0.46%       0.44%       0.30%       0.52%       0.40%
   Net investment income                 5.08%(2)        5.31%       5.15%       5.04%       5.27%       5.51%
--------------------------------------------------------------------------------------------------------------

 (1) The Portfolio has adopted the provisions of the revised AICPA Audit and Accounting Guide for Investment Companies and began using the interest method to amortize premiums on fixed-income securities. The effect of this change for the six months ended July 31, 2001 was to increase the ratio of net investment income to average net assets from 5.08% to 5.15%. Ratios for the periods prior to February 1, 2001 have not been restated to reflect this change in presentation.
 (2)  Annualized.

                       SEE NOTES TO FINANCIAL STATEMENTS

EATON VANCE MUNICIPALS PORTFOLIOS AS OF JULY 31, 2001

NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

1 Significant Accounting Policies
-------------------------------------------
   Florida Insured Municipals Portfolio (Florida Insured Portfolio), Hawaii Municipals Portfolio (Hawaii Portfolio) and Kansas Municipals Portfolio (Kansas Portfolio), collectively the Portfolios, are registered under the Investment Company Act of 1940, as amended, as diversified open-end management investment companies. The Portfolios were organized as trusts under the laws of the State of New York on May 1, 1992 for the Hawaii Portfolio and October 25, 1993 for the Florida Insured Portfolio and the Kansas Portfolio. The Portfolios seek to achieve current income exempt from regular federal income tax and particular state or local income or other taxes by investing primarily in investment grade municipal obligations. The Declarations of Trust permit the Trustees to issue interests in the Portfolios. The following is a summary of significant accounting policies consistently followed by the Portfolios in the preparation of their financial statements. The policies are in conformity with accounting principles generally accepted in the United States of America.

 A Investment Valuations -- Municipal bonds are normally valued on the basis of valuations furnished by a pricing service. Taxable obligations, if any, for which price quotations are readily available are normally valued at the mean between the latest bid and asked prices. Futures contracts and options on financial futures contracts listed on commodity exchanges are valued at closing settlement prices. Over-the-counter options on financial futures contracts are normally valued at the mean between the latest bid and asked prices. Short-term obligations, maturing in sixty days or less, are valued at amortized cost, which approximates fair value. Investments for which valuations or market quotations are unavailable are valued at fair value using methods determined in good faith by or at the direction of the Trustees.

 B Income -- Interest income is determined on the basis of interest accrued, adjusted for amortization of premium or discount. Effective February 1, 2001, the Portfolios adopted the provisions of the revised AICPA Audit and Accounting Guide for Investment Companies and began amortizing market premiums on fixed-income securities using the interest method of amortization. Prior to February 1, 2001, the Portfolios amortized market premiums on fixed-income securities using the proportional method of amortization. The cumulative effect of this accounting change had no impact on the Portfolios' net assets, but resulted in the following reclassification of the components of net assets as of February 1, 2001, based on securities held by the Portfolios as of that date:

                                              INCREASE IN   DECREASE IN
                                                COST OF    NET UNREALIZED
    PORTFOLIO                                 SECURITIES    APPRECIATION
    ---------------------------------------------------------------------
    Florida Insured                             $15,332       $(15,332)
    Hawaii                                       23,880        (23,880)
    Kansas                                       28,549        (28,549)

   The effect of this change for the six months ended July 31, 2001 was to increase net investment income, decrease net realized gain, and increase (decrease) net unrealized appreciation by the following amounts:

                                              NET INVESTMENT  NET REALIZED  NET UNREALIZED
    PORTFOLIO                                     INCOME          GAIN       APPRECIATION
    --------------------------------------------------------------------------------------
    Florida Insured                               $3,736        $(6,691)       $ 2,955
    Hawaii                                         3,106         (2,781)          (325)
    Kansas                                         4,641            (69)        (4,572)

   The statement of changes in net assets and supplementary data for prior periods have not been restated to reflect these changes in policy.

 C Income Taxes -- The Portfolios are treated as partnerships for Federal tax purposes. No provision is made by the Portfolios for federal or state taxes on any taxable income of the Portfolios because each investor in the Portfolios is ultimately responsible for the payment of any taxes. Since some of the Portfolios' investors are regulated investment companies that invest all or substantially all of their assets in the Portfolios, the Portfolios normally must satisfy the applicable source of income and diversification requirements (under the Internal Revenue Code) in order for their respective investors to satisfy them. The Portfolios will allocate at least annually among their respective investors each investor's distributive share of the Portfolios' net taxable (if any) and tax-exempt investment income, net realized capital gains, and any other items of income, gain, loss, deduction or credit. Interest income received by the Portfolios on investments in municipal bonds, which is excludable from gross income under the Internal Revenue Code, will retain its status as income exempt from federal income tax when allocated to each Portfolio's investors. The portion of such interest, if any, earned on private activity bonds issued after August 7, 1986, may be considered a tax preference item for investors.

 D Financial Futures Contracts -- Upon the entering of a financial futures contract, a Portfolio is required to deposit (initial margin) either in cash or securities an amount equal to a certain percentage of the purchase price indicated in the financial futures contract. Subsequent payments are made or received by a Portfolio

EATON VANCE MUNICIPALS PORTFOLIOS AS OF JULY 31, 2001

NOTES TO FINANCIAL STATEMENTS (UNAUDITED) CONT'D

   (margin maintenance) each day, dependent on the daily fluctuations in the value of the underlying security, and are recorded for book purposes as unrealized gains or losses by a Portfolio. A Portfolio's investment in financial futures contracts is designed only to hedge against anticipated future changes in interest rates. Should interest rates move unexpectedly, a Portfolio may not achieve the anticipated benefits of the financial futures contracts and may realize a loss.

 E Options on Financial Futures Contracts -- Upon the purchase of a put option on a financial futures contract by a Portfolio, the premium paid is recorded as an investment, the value of which is marked-to-market daily. When a purchased option expires, a Portfolio will realize a loss in the amount of the cost of the option. When a Portfolio enters into a closing sale transaction, a Portfolio will realize a gain or loss depending on whether the sales proceeds from the closing sale transaction are greater or less than the cost of the option. When a Portfolio exercises a put option, settlement is made in cash. The risk associated with purchasing put options is limited to the premium originally paid.

 F When-issued and Delayed Delivery Transactions -- The Portfolios may engage in when-issued and delayed delivery transactions. The Portfolios record when-issued securities on trade date and maintain security positions such that sufficient liquid assets will be available to make payments for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are marked-to-market daily and begin earning interest on settlement date.

 G Legal Fees -- Legal fees and other related expenses incurred as part of negotiations of the terms and requirements of capital infusions, or that are expected to result in the restructuring of or a plan of reorganization for an investment are recorded as realized losses. Ongoing expenditures to protect or enhance an investment are treated as operating expenses.

 H Expense Reduction -- Investors Bank & Trust Company (IBT) serves as custodian of the Portfolios. Pursuant to the respective custodian agreements, IBT receives a fee reduced by credits which are determined based on the average daily cash balances each Portfolio maintains with IBT. All significant credit balances used to reduce the Portfolios' custodian fees are reported as a reduction of total expenses in the Statement of Operations.

 I Use of Estimates -- The preparation of the financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.

 J Other -- Investment transactions are accounted for on a trade date basis.
   Realized gains and losses are computed based on the specific identification of the securities sold.

 K Interim Financial Statements -- The interim financial statements relating to
   July 31, 2001 and for the six months then ended have not been audited by independent certified public accountants, but in the opinion of the Portfolios' management reflect all adjustments, consisting only of normal recurring adjustments, necessary for the fair presentation of the financial statements.

2 Investment Adviser Fee and Other Transactions with Affiliates
-------------------------------------------
   The investment adviser fee is earned by Boston Management and Research (BMR), a wholly-owned subsidiary of Eaton Vance Management (EVM), as compensation for management and investment advisory services rendered to each Portfolio. The fee is based upon a percentage of average daily net assets plus a percentage of gross income (i.e., income other than gains from the sale of securities). For the six months ended July 31, 2001, each Portfolio incurred advisory fees as follows:

    PORTFOLIO                                 AMOUNT   EFFECTIVE RATE*
    ------------------------------------------------------------------
    Florida Insured                           $27,208            0.20%
    Hawaii                                     13,930            0.16%
    Kansas                                     10,697            0.16%

 *    As a percentage of average daily net assets (annualized).

   To enhance the net income of the Kansas Portfolio, BMR made a reduction of its fee in the amount of $3,638 and $910 of expenses related to the operation of the Portfolio was allocated to BMR. Except as to Trustees of the Portfolio who are not members of EVM's or BMR's organization, officers and Trustees receive remuneration for their services to the Portfolios out of such investment adviser fee.

   Certain officers and Trustees of the Portfolios are officers of the above organizations.

   Trustees of the Portfolios that are not affiliated with the Investment Adviser may elect to defer receipt of all or a percentage of their annual fees in accordance with the terms of the Trustees Deferred Compensation Plan. For the six months ended July 31, 2001, no significant amounts have been deferred.

EATON VANCE MUNICIPALS PORTFOLIOS AS OF JULY 31, 2001

NOTES TO FINANCIAL STATEMENTS (UNAUDITED) CONT'D

3 Investments
-------------------------------------------
   Purchases and sales of investments, other than U.S. Government securities, put option transactions and short-term obligations, for the six months ended July 31, 2001, were as follows:

    FLORIDA INSURED PORTFOLIO
    ----------------------------------------------------
    Purchases                                 $6,246,202
    Sales                                      3,369,653

    HAWAII PORTFOLIO
    ----------------------------------------------------
    Purchases                                 $2,555,763
    Sales                                      3,834,702

    KANSAS PORTFOLIO
    ----------------------------------------------------
    Purchases                                 $2,638,258
    Sales                                      1,266,794

4 Federal Income Tax Basis of Investments
-------------------------------------------
   The cost and unrealized appreciation (depreciation) in value of the investments owned by each Portfolio at July 31, 2001, as computed on a federal income tax basis, are as follows:

    FLORIDA INSURED PORTFOLIO
    -----------------------------------------------------
    AGGREGATE COST                            $26,668,444
    -----------------------------------------------------
    Gross unrealized appreciation             $ 1,757,945
    Gross unrealized depreciation                 (33,770)
    -----------------------------------------------------
    NET UNREALIZED APPRECIATION               $ 1,724,175
    -----------------------------------------------------

    HAWAII PORTFOLIO
    -----------------------------------------------------
    AGGREGATE COST                            $16,321,464
    -----------------------------------------------------
    Gross unrealized appreciation             $ 1,080,963
    Gross unrealized depreciation                (163,868)
    -----------------------------------------------------
    NET UNREALIZED APPRECIATION               $   917,095
    -----------------------------------------------------

    KANSAS PORTFOLIO
    -----------------------------------------------------
    AGGREGATE COST                            $13,267,873
    -----------------------------------------------------
    Gross unrealized appreciation             $   591,923
    Gross unrealized depreciation                 (93,452)
    -----------------------------------------------------
    NET UNREALIZED APPRECIATION               $   498,471
    -----------------------------------------------------

5 Line of Credit
-------------------------------------------
   The Portfolios participate with other portfolios and funds managed by BMR and EVM and its affiliates in a $150 million unsecured line of credit agreement with a group of banks. The Portfolios may temporarily borrow from the line of credit to satisfy redemption requests or settle investment transactions. Interest is charged to each portfolio or fund based on its borrowings at an amount above either the Eurodollar rate or Federal Funds rate. In addition, a fee computed at an annual rate of 0.10% on the daily unused portion of the line of credit is allocated among the participating portfolios and funds at the end of each quarter. The Portfolios did not have any significant borrowings or allocated fees during the six months ended July 31, 2001.

6 Financial Instruments
-------------------------------------------
   The Portfolios regularly trade in financial instruments with off-balance sheet risk in the normal course of their investing activities to assist in managing exposure to various market risks. These financial instruments include futures contracts and may involve, to a varying degree, elements of risk in excess of the amounts recognized for financial statement purposes.

   The notional or contractual amounts of these instruments represent the investment a Portfolio has in particular classes of financial instruments and does not necessarily represent the amounts potentially subject to risk. The measurement of the risks associated with these instruments is meaningful only when all related and offsetting transactions are considered.

   A summary of obligations under these financial instruments at July 31, 2001 is as follows:

                                         FUTURES CONTRACTS
 --------------------------------------------------------------------------------------------------
                  EXPIRATION                                                         NET UNREALIZED
 PORTFOLIO        DATE         CONTRACTS                                 POSITION    DEPRECIATION
 --------------------------------------------------------------------------------------------------
 Florida Insured  9/01         9 U.S. Treasury Bond                      Short       $      (37,090)
 --------------------------------------------------------------------------------------------------
 Hawaii           9/01         9 Municipal Bond Futures                  Short       $      (49,836)
                  9/01         9 U.S. Treasury Bond                      Short              (45,335)
 --------------------------------------------------------------------------------------------------

   At July 31, 2001, the Portfolios had sufficient cash and/or securities to cover margin requirements on open futures contracts.

EATON VANCE MUNICIPALS FUNDS AS OF JULY 31, 2001

INVESTMENT MANAGEMENT

MUNICIPALS PORTFOLIOS

Officers

Thomas J. Fetter
President

James B. Hawkes
Vice President and Trustee

Cynthia J. Clemson
Vice President and Portfolio
Manager of Florida
Insured Municipals Portfolio

Robert B. MacIntosh
Vice President and
Portfolio Manager of
Hawaii Municipals Portfolio

Thomas M. Metzold
Vice President and
Portfolio Manager of
Kansas Municipals Portfolio

James L. O'Connor
Treasurer

Alan R. Dynner
Secretary

Trustees

Jessica M. Bibliowicz
President and Chief Executive Officer,
National Financial Partners

Donald R. Dwight
President, Dwight Partners, Inc.

Samuel L. Hayes, III
Jacob H. Schiff Professor of Investment
Banking Emeritus, Harvard University
Graduate School of Business Administration

Norton H. Reamer
Chairman and Chief Operating Officer,
Hellman, Jordan Management Co., Inc.
President, Jordan Simmons Capital LLC
and Unicorn Corporation

Lynn A. Stout
Professor of Law,
UCLA School of Law

Jack L. Treynor
Investment Adviser and Consultant